UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05339
Investment Company Act file number

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Gary B. Wood
8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
 (Name and address of agent for service)

972-701-5400
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/2019

Date of reporting period: 06/30/2019

Item 1. Schedule of Investments.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2019 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 38.18%
AGRICULTURE, FORESTRY, FISHING & HUNTING
Corteva, Inc. (b)	1,533	$45,331	0.17%

FINANCE & INSURANCE
Aon PLC (a)	2,500	482,450	1.85
Chubb Ltd. (a)	1,800	265,122	1.02
Dow, Inc.	3,033	149,557	0.58
		897,129	3.45
HEALTH CARE
Encompass Health Corp.	7,000	443,520	1.70

INFORMATION
CenturyLink, Inc.	30,800	362,208	1.39
Comcast Corp. - Class A	9,800	414,344	1.59
Discovery Communications, Inc. (b)	18,000	512,100	1.97
Microsoft Corp.	8,000	1,071,680	4.12
Oracle Corp.	3,800	216,486	0.83
		2,576,818	9.90
MANUFACTURING
Allergan PLC	2,500	418,575	1.61
Fortune Brands Home & Security, Inc.	8,500	485,605	1.87
Johnson & Johnson	1,500	208,920	0.80
PBF Energy, Inc. - Class A	8,000	250,400	0.96
The Hershey Co.	1,090	146,093	0.56
Unilever N.V. - ADR (a)	5,500	333,960	1.28
		1,843,553	7.08
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	8,000	474,640	1.82
Halliburton Co.	10,515	239,111	0.92
		713,751	2.74
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (b)	3,000	371,520	1.43

RETAIL TRADE
Amazon.com, Inc. (b)	220	416,599	1.60
Hanesbrands, Inc.	20,000	344,400	1.32
Lowe’s Companies, Inc.	4,500	454,095	1.75
The TJX Companies, Inc.	7,500	396,600	1.52
		1,611,694	6.19
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	947,016	3.64

UTILITIES
Kinder Morgan, Inc.	18,000	375,840	1.44

WHOLESALE TRADE
DuPont de Nemours, Inc.	1,533	115,082	0.44
TOTAL COMMON STOCKS (Cost $6,684,753)		9,941,254	38.18

EXCHANGE TRADED FUNDS - 2.57%
Sprott Physical Gold Trust (a)(b)	59,000	668,470	2.57
TOTAL EXCHANGE TRADED FUNDS (Cost $571,198)		668,470	2.57

CLOSED-END FUNDS - 5.21%
PIMCO Flexible Credit Income Fund - Institutional Class (f)(g)	47,619	480,480	1.84
Pioneer ILS Interval Fund (f)(g)	101,112	876,643	3.37
TOTAL CLOSED-END FUNDS (Cost $1,500,000)		1,357,123	5.21

OPEN-END FUNDS - 5.46%
Cohen & Steers Global Realty Shares, Inc. - Institutional Class	5,020	283,473	1.09
Deutsche CROCI International Fund - Class S	8,148	354,745	1.36
JPMorgan International Unconstrained Equity Fund - Institutional Class	19,343	409,888	1.57
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,259	375,237	1.44
TOTAL OPEN-END FUNDS (Cost $1,372,143)		1,423,343	5.46

PRIVATE FUNDS - 3.53%
LLR Equity Partners V, L.P. (e)(f)(g)	400,000	385,980	1.48
Partners Group Private Equity (Master Fund) LLC - Class I (e)(f)(g)	89,425	533,051	2.05
TOTAL PRIVATE FUNDS (Cost $868,008)		919,031	3.53

REITS - 2.63%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	16,000	279,040	1.07
VEREIT, Inc.	45,000	405,450	1.56
TOTAL REITS (Cost $537,591)		684,490	2.63

ROYALTY TRUSTS - 8.16%
CONSTRUCTION
Texas Pacific Land Trust	2,700	2,124,873	8.16
TOTAL ROYALTY TRUSTS (Cost $390,001)		2,124,873	8.16

MASTER LIMITED PARTNERSHIPS - 1.14%
Oaktree Capital Group LLC	6,000	297,240	1.14
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $234,752)		297,240	1.14

CORPORATE BONDS - 5.89%
FINANCE & INSURANCE
Discover Financial Services, 3.850%, 11/21/2022	200,000	208,561	0.80
Ford Motor Credit Co. LLC, 3.550%, 05/20/2021	150,000	149,853	0.57
JPMorgan Chase & Co., 4.625% to 11/01/2022 then 3 Month LIBOR USD + 2.580%, Perpetual (h)	233,000	225,719	0.87
Wells Fargo & Co., Series M, 3.450%, 02/13/2023	150,000	154,157	0.59
		738,290	2.83
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	200,000	206,086	0.79

MANUFACTURING
NCR Corp., 4.625%, 02/15/2021	200,000	200,500	0.77

RETAIL TRADE
Hanesbrands, Inc., 4.625%, 05/15/2024 (d)	225,000	233,595	0.90

TRANSPORTATION & WAREHOUSING
EQM Midstream Partners LP, 4.750%, 07/15/2023	150,000	155,979	0.60
TOTAL CORPORATE BONDS (Cost $1,512,254)		1,534,450	5.89

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.72%
Fannie Mae, 1.550%, 09/30/2021	200,000	198,918	0.76
Federal Farm Credit Banks, 2.320%, 12/29/2021	150,000	150,003	0.58
United States Treasury Notes
1.250%, 08/31/2019	2,200,000	2,196,224	8.44
2.625%, 08/31/2020	1,000,000	1,008,203	3.87
2.250%, 11/15/2024	1,800,000	1,841,906	7.07
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,281,981)		5,395,254	20.72

SHORT-TERM INVESTMENTS - 6.61%
MONEY MARKET FUNDS
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.25% (c)	1,288,414	1,288,414	4.95
The Government & Agency Portfolio - Institutional Class, 2.27% (c)	431,862	431,862	1.66
TOTAL MONEY MARKET FUNDS (Cost $1,720,276)		1,720,276	6.61

Total Investments (Cost $20,672,957) - 100.10%		26,065,804	100.10%
Liabilities in Excess of Other Assets - (0.10)%		(26,007)	(0.10)
TOTAL NET ASSETS - 100.00%		$26,039,797	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of June 30, 2019.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of
Directors.
(f)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At June 30, 2019, restricted securities represented 8.74% of net assets of the Fund.
(g)	Illiquid security. At June 30, 2019, illiquid securities represented 8.74% of net assets of the Fund.
(h)	Variable rate security; rate disclosed is the current rate as of June 30, 2019.

Securities Valuation as of June 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and simlar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities– Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, master limited partnerships, and preferred stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds, including open and closed-end funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and are categorized in Level 1 of the fair value hierarchy.

      Investment Funds that are private funds can be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a private fund does not report a value to the Fund on a timely basis, Concorde Financial Corporation (the “Advisor”), acting under the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent NAV reported by the private fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Advisor will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the private fund at the time of valuation or to adjust the value to reflect a premium or discount. Certain investments may include adjustments made subsequent to period end related to subsequent valuation information obtained. Therefore, the net assets reflected in the Schedule of Investments may differ from the reported NAV of the Fund as of June 30, 2019. Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient are not categorized in the fair value hierarchy.

Debt Securities – Bonds, notes, and U.S. government obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Directors.  As of June 30, 2019, the Advisor has determined that certain restricted securities held by the Fund are considered liquid.

Additional information on each illiquid restricted security held by the Fund on June 30, 2019 is as follows:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017	89,425	$ 500,000	$533,051	2.05%
LLR Equity Partners V, L.P.	March 14, 2018	400,000	$ 368,008	$385,980	1.48%
Pioneer ILS Interval Fund	August 27, 2018	101,112	$ 1,000,000	$876,643	3.37%
PIMCO Flexible Credit Income Fund - Institutional Class	May 15, 2018	47,619	$ 500,000	$480,480	1.84%

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Categories		Practical Expedient*	Level 1	Level 2	Level 3	Fair Value
	Common Stocks
	Agriculture, Forestry, Fishing & Hunting	$-	$ 45,331	$ -	$ -	$45,331
	Finance & Insurance	-	897,129	-	-	897,129
	Health Care	-	443,520	-	-	443,520
	Information	-	2,576,818	-	-	2,576,818
	Manufacturing	-	1,843,553	-	-	1,843,553
	Mining, Quarrying & Oil & Gas Extraction	-	713,751	-	-	713,751
	Real Estate & Rental & Leasing	-	371,520	-	-	371,520
	Retail Trade	-	1,611,694	-	-	1,611,694
	Transportation & Warehousing	-	947,016	-	-	947,016
	Utilities	-	375,840	-	-	375,840
	Wholesale Trade	-	115,082	-	-	115,082
	Total Common Stocks	-	9,941,254	-	-	9,941,254
	Exchange Traded Funds	-	668,470	-	-	668,470
	Closed-End Funds	-	1,357,123	-	-	1,357,123
	Open-End Funds	-	1,423,343	-	-	1,423,343
	Private Funds	919,031 ^	-	-	-	919,031
	REITs
	Real Estate & Rental & Leasing	-	684,490	-	-	684,490
	Total REITs	-	684,490	-	-	684,490
	Royalty Trusts
	Construction	-	2,124,873	-	-	2,124,873
	Total Royalty Trusts	-	2,124,873	-	-	2,124,873
	Master Limited Partnerships	-	297,240	-	-	297,240
	Corporate Bonds
	Finance & Insurance	-	-	738,290	-	738,290
	Information	-	-	206,086	-	206,086
	Manufacturing	-	-	200,500	-	200,500
	Retail Trade	-	-	233,595	-	233,595
	Transportation & Warehousing	-	-	155,979	-	155,979
	Total Corporate Bonds	-	-	1,534,450	-	1,534,450
	U.S. Government Obligations	-	-	5,395,254	-	5,395,254
	Short-Term Investments	-	1,720,276	-	-	1,720,276
	Total Investments	$919,031	$ 18,217,069	$ 6,929,704	$ -	$26,065,804

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy		Lock Up Period
	Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments		None
	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on softwareand services		Not Applicable

(1)
Up to 5% of the Fund’s net asset value per quarter via tender offer.  The tender offer is subject to board approval and not a guarantee of future liquidity.  A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)        /s/ Gary B. Wood
Gary B. Wood, President

Date         8/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Gregory B. Wood
   Gregory B. Wood, Treasurer

Date         8/27/19